American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2045 Portfolio
October 31, 2020

One Choice 2045 Portfolio - Schedule of Investments
OCTOBER 31, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 50.4%
Focused Dynamic Growth Fund G Class(2)	1,091,341	51,129,318
NT Disciplined Growth Fund G Class	1,262,903	18,981,432
NT Equity Growth Fund G Class	6,424,531	71,376,537
NT Growth Fund G Class	5,100,248	102,004,969
NT Heritage Fund G Class	6,248,106	88,285,736
NT Large Company Value Fund G Class	16,585,660	171,993,294
NT Mid Cap Value Fund G Class	9,665,857	108,934,205
Small Cap Growth Fund G Class	997,596	23,293,861
Small Cap Value Fund G Class	3,441,868	23,267,028
Sustainable Equity Fund G Class	3,859,876	131,119,988
		790,386,368
International Equity Funds — 22.0%
Non-U.S. Intrinsic Value Fund G Class	5,731,459	43,444,459
NT Emerging Markets Fund G Class	6,366,322	83,335,153
NT Global Real Estate Fund G Class	3,341,898	32,951,113
NT International Growth Fund G Class	7,557,849	94,473,108
NT International Small-Mid Cap Fund G Class	3,041,182	36,828,713
NT International Value Fund G Class	6,641,226	53,461,867
		344,494,413
Domestic Fixed Income Funds — 18.1%
Inflation-Adjusted Bond Fund G Class	3,001,120	37,153,859
NT Diversified Bond Fund G Class	17,290,841	198,325,942
NT High Income Fund G Class	5,143,882	47,632,343
		283,112,144
International Fixed Income Funds — 6.7%
Emerging Markets Debt Fund G Class	2,714,754	28,016,264
Global Bond Fund G Class	7,440,115	77,823,608
		105,839,872
Money Market Funds — 2.8%
U.S. Government Money Market Fund G Class	43,224,425	43,224,425
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,332,849,812)		1,567,057,222
OTHER ASSETS AND LIABILITIES†		3,629
TOTAL NET ASSETS — 100.0%		$1,567,060,851

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2020 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Focused Dynamic Growth Fund(3)	$55,802	—	$4,181	$(492)	$51,129	1,091	$2,398	—
NT Disciplined Growth Fund	19,265	—	6	(278)	18,981	1,263	1	—
NT Equity Growth Fund	75,332	$280	3,457	(778)	71,377	6,425	135	$280
NT Growth Fund	109,095	—	5,365	(1,725)	102,005	5,100	2,804	—
NT Heritage Fund	93,138	—	6,067	1,215	88,286	6,248	2,272	—
NT Large Company Value Fund	173,067	881	1,170	(785)	171,993	16,586	(6)	881
NT Mid Cap Value Fund	109,107	673	1,120	274	108,934	9,666	(33)	673
Small Cap Growth Fund	25,426	—	3,630	1,498	23,294	998	704	—
Small Cap Value Fund	22,120	114	—	1,033	23,267	3,442	—	115
Sustainable Equity Fund	137,851	—	7,073	342	131,120	3,860	665	—
Non-U.S. Intrinsic Value Fund	44,820	—	—	(1,376)	43,444	5,731	—	—
NT Emerging Markets Fund	86,226	—	5,496	2,605	83,335	6,366	1,576	—
NT Global Real Estate Fund	33,987	—	—	(1,036)	32,951	3,342	—	—
NT International Growth Fund	96,886	—	3,900	1,488	94,474	7,558	1,312	—
NT International Small-Mid Cap Fund	38,860	—	3,447	1,416	36,829	3,041	623	—
NT International Value Fund	55,189	—	—	(1,727)	53,462	6,641	—	—
Inflation-Adjusted Bond Fund	37,124	—	—	30	37,154	3,001	—	—
NT Diversified Bond Fund	189,873	13,485	2,027	(3,005)	198,326	17,291	(29)	932
NT High Income Fund	47,076	763	—	(207)	47,632	5,144	—	762
Emerging Markets Debt Fund	27,685	305	—	26	28,016	2,715	—	305
Global Bond Fund	72,412	5,341	—	71	77,824	7,440	—	—
U.S. Government Money Market Fund	38,287	4,937	—	—	43,224	43,224	—	11
	$1,588,628	$26,779	$46,939	$(1,411)	$1,567,057	166,173	$12,422	$3,959
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.